Stock-Based Compensation (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Summary of Stock-Based Compensation Expense
The following table presents the classification of stock-based compensation expense recognized for the periods below:

	Three months ended September 30		Nine months ended September 30
(in thousands)	2023	2022	2023	2022
Selling, general and administrative expense	$133	$199	$484	$624
Research and development expense	2	21	29	73
Total stock-based compensation expense	$135	$220	$513	$697
The following table summarizes the stock-based compensation expense that was recognized in the consolidated statements of operations for the years ended December 31,

(Dollars in thousands)	2022	2021
Selling, general and administrative	$784	$1,171
Research and development	78	143
Total	$862	$1,314

Summary of Plan Stock Option Activity	The following is a summary of the Plans’ stock option activity during the years ended December 31:

	2022		2021
	Options Outstanding	Weighted Average Exercise Price	Options Outstanding	Weighted Average Exercise Price
Beginning Balance	7,481	$656.05	144	$40,534.00
Granted	5,833	83.96	9,081	444.83
Exercised	—	—	—	—
Forfeited/expired	(2,829)	410.34	(1,744)	2,332.06
Outstanding at December 31	10,485	$404.08	7,481	$656.05
Vested at December 31	3,531	$727.26	409	$4,218.40

Weighted Average Assumptions used in Black-Scholes Option Pricing Model
The weighted-average assumptions used in the Black-Scholes option-pricing model are as follows for the stock options granted during the three and nine months ended September 30, 2023 and 2022:

	Three months ended September 30		Nine months ended September 30
	2023	2022	2023	2022
Expected volatility	131.06%	132.08%	152.59%	132.48%
Expected Life of options (years)	6.25	6.25	6.19	6.15
Expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	4.29%	3.02%	4.16%	2.13%

The following table provides the weighted average assumptions used in the Black-Scholes option pricing model for the years ended December 31:

	2022	2021
Expected dividend yield	0%	0%
Risk-free interest rate	2.13%	1.19%
Expected volatility	132.48%	131.03%
Expected life (in years)	6.15	6.21